Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Executive Board and Board of Directors loans
Executive Board and Board of Directors loans
	2019		2018	2017
Loans to members of the Executive Board (CHF million)
Balance at beginning of period	33	[1]	26	25
Additions	13		8	3
Reductions	(14)		(1)	(2)
Balance at end of period	32	[1]	33	26
Loans to members of the Board of Directors (CHF million)
Balance at beginning of period	10	[2]	11	10
Additions	3		0	1
Reductions	(4)		(1)	0
Balance at end of period	9	[2]	10	11
1 The number of individuals with outstanding loans was eight at the beginning of the year and five at the end of the year.
2 The number of individuals with outstanding loans was four at the beginning and the end of the year.

Schedule of Related Party Transactions [Table Text Block]
Related party assets and liabilities
end of	2019	2018
Assets (CHF million)
Net loans	7,258	5,305
Other assets	665	508
Total assets	7,923	5,813
Liabilities (CHF million)
Due to banks/customer deposits	1,268	1,338
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	108	0
Short-term borrowings	485	493
Long-term debt	32,764	23,456
Other liabilities	1,401	1,122
Total liabilities	36,026	26,409
Related party revenues and expenses
in	2019	2018	2017
Revenues (CHF million)
Interest and dividend income	(5)	10	2
Interest expense	(1,307)	(924)	(574)
Net interest income	(1,312)	(914)	(572)
Commissions and fees	80	87	46
Other revenues	104	72	67
Net revenues	(1,128)	(755)	(459)
Expenses (CHF million)
Total operating expenses	1,867	1,642	1,044
Related party guarantees
end of	2019	2018
Guarantees (CHF million)
Credit guarantees and similar instruments	5	5
Total guarantees	5	5